Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	WALL STREET FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000104300
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
WALL STREET FUND INC (Prospectus Summary) | WALL STREET FUND INC | Wall Street Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WALLX

WALL STREET FUND INC (Prospectus Summary) | WALL STREET FUND INC
SUMMARY SECTION
Investment Objective
The primary investment objective of The Wall Street Fund, Inc. (the "Fund") is to produce growth of capital, with a secondary objective of realization of current income through the receipt of interest or dividends from investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses ( expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		WALL STREET FUND INC Wall Street Fund
Management Fees		0.50%
Shareholder Servicing Fee		0.25%
Other Expenses		0.72%
Total Annual Fund Operating Expenses		1.47%
Less: Fee Waiver/ Expense Reimbursement	[1]	(0.47%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.00%
[1]	Effective October 1, 2010, Evercore Wealth Management, LLC (the "Adviser" or "EWM") has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 1.00% of the Fund's average daily net assets. This agreement will continue in effect until May 1, 2013, with successive renewal terms of one year unless terminated by the Board of Directors prior to any such renewal. The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 1.00% of average daily net assets in the year of reimbursement.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first year of the periods shown in the
Example.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
WALL STREET FUND INC Wall Street Fund	102	419	758	1,717

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 88.29% of the average value of its portfolio.
Principal Investment Strategies
The Fund attempts to achieve its investment objective by investing principally in a diversified portfolio of common stocks. Realization of current income through the receipt of interest or dividends from investments is a secondary objective, although receipt of income may accompany capital appreciation. The
Fund seeks to achieve its secondary objective of income generation through selection of dividend-paying securities. There can be no assurance that the
Fund's investment objectives will be achieved.

Investments in general will be made in securities of companies that have been in business for at least three years, but without regard to the period of time the securities may have been publicly traded. Common stock investments, including
American Depositary Receipts ("ADRs"), may be traded on listed securities exchanges or over the counter without restriction. There is no restriction as to the size of businesses invested in, but the investment adviser intends to maintain a growth-oriented style of investing in a portfolio mixture of large, medium and small capitalization companies, subject to the Fund's investment restrictions and diversification status.

Analytical emphasis is focused on financial ratios such as pre-tax margins, return on equity and cash flow and earnings growth which are actually or expected to be superior to those of the average company. While price earnings
("P/E") ratios are important valuation criteria, there is no limitation or emphasis on high or low P/E stocks. In the opinion of the investment adviser,
P/E ratios are important in relation to the aforementioned financial ratios.

The Adviser continuously monitors investments and assesses whether fundamentals justify continuing to hold particular securities. If the fundamentals do not, the Fund will sell the security.

In practical application, the Fund attempts to attain its investment objectives by relying on three fundamental practices:

• Careful selection of securities-based on the performance and position of individual companies and their industries relative to alternative investments.

• Broad diversification among industries and their companies-fundamental to spreading the risk that is inherent in any single investment while recognizing that such risk cannot be eliminated.

• Continuous scrutiny of investments-realization of a security's growth potential depends upon many factors, including timing trends of the market, and the economy.
Principal Risks
·  Stocks Risk. The market value of stocks held by the Fund may increase or decline more dramatically than other asset classes over a shorter period of time. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

·  Smaller Companies Risk. The risk that the securities of smaller companies may be more volatile and less liquid than the securities of large-cap companies.

·  Foreign Securities Risk. The risk of investments in foreign companies, including ADRs, which represent an ownership in a foreign country, involve certain risks not generally associated with investments in the securities of
   U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S.
   and foreign controls on investment. These risks may also apply to U.S.
companies that have substantial foreign operations.
Bar Chart and Performance
The bar chart and table below show the Fund's annual returns and its long-term performance. The information in the bar chart provides some indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year, and by illustrating how the Fund's average annual total returns for certain periods compare with those of the S&P 500® Index and Russell
1000® Index. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Year-by-Year Total Return as of December 31

Best Quarter Q2 '03 = 23.35% Worst Quarter Q3 '02 = -23.12%
Average Annual Total Returns as of December 31, 2011:
Average Annual Total Returns WALL STREET FUND INC	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Wall Street Fund	Return Before Taxes	0.67%	1.38%	2.19%
Wall Street Fund After Taxes on Distributions	Return After Taxes on Distributions	0.67%	1.24%	2.11%
Wall Street Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.44%	1.18%	1.90%
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Russell 1000 ® Index	Russell 1000® Index (reflects no deduction for fees, expense or taxes)	1.50%	(0.02%)	3.34%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
WALL STREET FUND INC (Prospectus Summary) | WALL STREET FUND INC
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The primary investment objective of The Wall Street Fund, Inc. (the "Fund") is to produce growth of capital,
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	with a secondary objective of realization of current income through the receipt of interest or dividends from investments.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses ( expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover
		rate was 88.29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.29%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first year of the periods shown in the
		Example.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund attempts to achieve its investment objective by investing principally in a diversified portfolio of common stocks. Realization of current income through the receipt of interest or dividends from investments is a secondary objective, although receipt of income may accompany capital appreciation. The
Fund seeks to achieve its secondary objective of income generation through selection of dividend-paying securities. There can be no assurance that the
Fund's investment objectives will be achieved.

Investments in general will be made in securities of companies that have been in business for at least three years, but without regard to the period of time the securities may have been publicly traded. Common stock investments, including
American Depositary Receipts ("ADRs"), may be traded on listed securities exchanges or over the counter without restriction. There is no restriction as to the size of businesses invested in, but the investment adviser intends to maintain a growth-oriented style of investing in a portfolio mixture of large, medium and small capitalization companies, subject to the Fund's investment restrictions and diversification status.

Analytical emphasis is focused on financial ratios such as pre-tax margins, return on equity and cash flow and earnings growth which are actually or expected to be superior to those of the average company. While price earnings
("P/E") ratios are important valuation criteria, there is no limitation or emphasis on high or low P/E stocks. In the opinion of the investment adviser,
P/E ratios are important in relation to the aforementioned financial ratios.

The Adviser continuously monitors investments and assesses whether fundamentals justify continuing to hold particular securities. If the fundamentals do not, the Fund will sell the security.

In practical application, the Fund attempts to attain its investment objectives by relying on three fundamental practices:

• Careful selection of securities-based on the performance and position of individual companies and their industries relative to alternative investments.

• Broad diversification among industries and their companies-fundamental to spreading the risk that is inherent in any single investment while recognizing that such risk cannot be eliminated.

• Continuous scrutiny of investments-realization of a security's growth potential depends upon many factors, including timing trends of the market, and the
		economy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	· Stocks Risk. The market value of stocks held by the Fund may increase or decline more dramatically than other asset classes over a shorter period of time. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

·  Smaller Companies Risk. The risk that the securities of smaller companies may be more volatile and less liquid than the securities of large-cap companies.

·  Foreign Securities Risk. The risk of investments in foreign companies, including ADRs, which represent an ownership in a foreign country, involve certain risks not generally associated with investments in the securities of
   U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S.
   and foreign controls on investment. These risks may also apply to U.S.
		companies that have substantial foreign operations.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the Fund's annual returns and its long-term performance. The information in the bar chart provides some indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year, and by illustrating how the Fund's average annual total returns for certain periods compare with those of the S&P 500® Index and Russell
1000® Index. Past performance, before and after taxes, is not necessarily an
		indication of how the Fund will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart provides some indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year, and by illustrating how the Fund's average annual total returns for certain periods compare with those of the S&P 500® Index and Russell 1000® Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Return as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q2 '03 = 23.35% Worst Quarter Q3 '02 = -23.12%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expense or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
		plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011:
WALL STREET FUND INC (Prospectus Summary) | WALL STREET FUND INC | S&P 500 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
WALL STREET FUND INC (Prospectus Summary) | WALL STREET FUND INC | Russell 1000 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deduction for fees, expense or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.34%
WALL STREET FUND INC (Prospectus Summary) | WALL STREET FUND INC | Wall Street Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Less: Fee Waiver/ Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	419
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	758
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,717
Annual Return 2002	rr_AnnualReturn2002	(36.34%)
Annual Return 2003	rr_AnnualReturn2003	49.90%
Annual Return 2004	rr_AnnualReturn2004	7.26%
Annual Return 2005	rr_AnnualReturn2005	7.54%
Annual Return 2006	rr_AnnualReturn2006	5.42%
Annual Return 2007	rr_AnnualReturn2007	16.92%
Annual Return 2008	rr_AnnualReturn2008	(41.02%)
Annual Return 2009	rr_AnnualReturn2009	34.02%
Annual Return 2010	rr_AnnualReturn2010	15.08%
Annual Return 2011	rr_AnnualReturn2011	0.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.12%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.19%
WALL STREET FUND INC (Prospectus Summary) | WALL STREET FUND INC | Wall Street Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.11%
WALL STREET FUND INC (Prospectus Summary) | WALL STREET FUND INC | Wall Street Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.90%

[1]	Effective October 1, 2010, Evercore Wealth Management, LLC (the "Adviser" or "EWM") has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 1.00% of the Fund's average daily net assets. This agreement will continue in effect until May 1, 2013, with successive renewal terms of one year unless terminated by the Board of Directors prior to any such renewal. The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 1.00% of average daily net assets in the year of reimbursement.